Schedule of Contractholder Funds Activity (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Insurance [Line Items]
Balance, beginning of year	$ 2,874,884	$ 3,018,733	$ 3,185,887
Deposits	107,606	103,107	105,671
Interest credited	91,430	97,355	102,805
Benefits	(114,006)	(108,819)	(122,109)
Surrenders and partial withdrawals	(190,873)	(166,388)	(172,856)
Contract charges	(75,483)	(74,733)	(73,866)
Net transfers from separate accounts	256	54	133
Other adjustments	(12,514)	5,575	(6,932)
Balance, end of year	$ 2,681,300	$ 2,874,884	$ 3,018,733